As filed with the Securities and Exchange Commission on March 31, 2014

1933 Act File No. 002-42722

1940 Act File No. 811-02258

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933	☐
	POST-EFFECTIVE AMENDMENT NO. 91	☒
	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
	AMENDMENT NO. 68	☒

EATON VANCE SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) ☒	on June 1, 2014 pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b) ☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1) ☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Boston Income Portfolio has also executed this Registration Statement.

Explanatory Note

The Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Income Fund of Boston (the “Fund”) dated March 1, 2014, as previously filed electronically with the Securities and Exchange Commission on February 26, 2014 (Accession No. 0000940394-14-000271), are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 91 to the Registration Statement (the “Amendment”) of Eaton Vance Series Trust II (the “Registrant”), and Parts A and B are hereby supplemented as indicated in the Amendment.  This Amendment is being filed to add Class R6 shares to the Fund, a series of the Registrant.

EATON VANCE INCOME FUND OF BOSTON

Supplement to Prospectus dated March 1, 2014

1.

 The following is added to the front cover under “Eaton Vance Income Fund of Boston”:

Class R6 Shares – [Ticker]

2.

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Income Fund of Boston”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 35 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R	Class R6
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I	Class R	Class R6
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a	0.50%	n/a
Other Expenses (estimated for Class R6)	0.16%	0.16%	0.16%	0.16%	0.16%	0.08%
Total Annual Fund Operating Expenses	1.00%	1.75%	1.75%	0.75%	1.25%	0.67%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Boston Income Portfolio (the “Portfolio”), the Fund’s master Portfolio.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$572	$778	$1,001	$1,641	$572	$778	$1,001	$1,641
Class B shares	$678	$951	$1,149	$1,864	$178	$551	$ 949	$1,864
Class C shares	$278	$551	$ 949	$2,062	$178	$551	$ 949	$2,062
Class I shares	$ 77	$240	$ 417	$ 930	$ 77	$240	$ 417	$ 930
Class R shares	$127	$397	$ 686	$1,511	$127	$397	$ 686	$1,511
Class R6 shares	$ 68	$214	$ 373	$ 835	$ 68	$214	$ 373	$ 835

3.  The following replaces the Average Annual Total Return table under “Performance” in “Fund Summaries – Eaton Vance Income Fund of Boston”:

Average Annual Total Return as of December 31, 2013	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.18%	16.90%	7.11%
Class A Return After Taxes on Distributions	–0.45%	13.60%	4.12%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	1.19%	12.12%	4.25%
Class B Return Before Taxes	1.33%	16.98%	6.84%
Class C Return Before Taxes	5.33%	17.19%	6.84%
Class I Return Before Taxes	7.37%	18.37%	7.92%
Class R Return Before Taxes	7.03%	17.77%	7.35%
Class R6 Return Before Taxes	7.37%	18.37%	7.92%
BofA Merrill Lynch U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)	7.42%	18.64%	8.45%
BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	7.41%	18.69%	8.46%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class R performance shown above for the period prior to January 5, 2004 (commencement of operations), is the performance of Class A at net asset value without adjustment for any differences in the expenses of the two classes and the Class R6 performance shown above for the period prior to June 1, 2014 (commencement of operations) is the performance of Class I at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.  BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.   Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

4.  The following replaces “Purchase and Sale of Fund Shares” in “Fund Summaries – Eaton Vance Income Fund of Boston”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1- 800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A, Class B, Class C and Class R, $250,000 for Class I and $1,000,000 for Class R6 (waived in certain circumstances). There is no minimum for subsequent investments.

5. The following is added to “Purchasing Shares”:

Class R6 Shares

Class R6 shares are offered to employer sponsored retirement plans (as described under “Employer Sponsored Retirement Plans” in “Shareholder Account Features”) held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; bank trust departments; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies.  Class R6 shares may only be offered by financial intermediaries that have entered into a written agreement with the Fund’s principal underwriter to offer such shares.

There is no initial investment minimum for employer sponsored retirement plans and investment companies sponsored by the Eaton Vance organization.  For all other eligible investors, the initial investment must be at least $1,000,000.  Subsequent investments of any amount may be made at any time.  Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time) for further information.

Class R6 shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone Eaton Vance Shareholder Services at 1-800-262-1122 to be assigned an account number. You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time). Shareholder Services must be advised by telephone of each additional investment by wire.

6. The following replaces “Class R shares in “Choosing a Share Class.” in “Purchasing Shares”:

Class R shares are offered at net asset value with no front-end sales charge to employer sponsored retirement plans and Individual Retirement Account rollovers of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services.  Class R shares pay distribution and service fees equal to 0.50% annually of average daily net assets.

7. The following is added to “Choosing a Share Class.” in “Purchasing Shares”:

Class R6 shares are offered at net asset value to employer sponsored retirement plans and certain other investors as described under “Class R6 Shares” above. Class R6 shares are not subject to distribution fees, service fees or sub-accounting/recordkeeping or similar fees paid to intermediaries.

8. The following replaces the second paragraph under “Purchasing Shares - Payments to Financial Intermediaries:”

Certain financial intermediaries that maintain fund accounts for the benefit of their customers may provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and may be compensated for such services by the funds, provided that no such compensation is paid with respect to Class R6 shares. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

9. The following replaces “Tax-Deferred Retirement Plans.” in “Shareholder Account Features”:

Employer Sponsored Retirement Plans.  Employer sponsored retirement plans include the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft–Hartley multi-employer plan; and  non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements).  Individual Retirement Accounts are not employer sponsored retirement plans, as defined herein.

EATON VANCE INCOME FUND OF BOSTON

Supplement to Statement of Additional Information dated March 1, 2014

1.

 The following is added to the front cover under “Eaton Vance Income Fund of Boston”:

Class R6 Shares – [Ticker]

2.

The following replaces “Expenses.” in “Investment Advisory and Administrative Services”:

Expenses.  Each Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator).  In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses.  Pursuant to the Amended and Restated Multiple Class Plan for Eaton Vance Funds, Fund expenses are allocated to each class on a pro rata basis, except that distribution and service fees are allocated exclusively to the class that incurs them, and sub-accounting, recordkeeping and other similar fees are not allocated to (or incurred by) Class R6 shares.

3.

The following replaces “Waiver of Investment Minimums.” in “Sales Charges”:

Waiver of Investment Minimums.  For classes other than Class R6, in addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired members of Eaton Vance Fund Boards, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers to the Eaton Vance family of funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount for such classes is also waived for officers and employees of a Fund’s custodian and transfer agent and in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof). Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

4.

The following replaces “Tax-Deferred Retirement Plans.” in “Sales Charges”:

Employer Sponsored Retirement Plans.  Shares may be available for purchase in connection with certain employer sponsored retirement plans.  Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax advisor may be advisable. The information sets forth the service fee charged for the plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)	(1)

Amended and Restated Declaration of Trust dated December 14, 1995, filed as Exhibit (1) to Post-Effective Amendment No. 42 filed January 24, 1997 (Accession No. 0000950156-97-000102) and incorporated herein by reference.

	(2)

Amendment to Declaration of Trust effective October 20, 2003 filed as Exhibit (a)(3) to Post-Effective Amendment No. 58 filed November 19, 2003 (Accession No. 000094-0394-001131) and incorporated herein by reference.

	(3)

Amendment to Declaration of Trust dated August 11, 2008 filed as Exhibit (a)(3) to Post-Effective Amendment No. 70 filed October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.

	(4)

Amendment to Declaration of Trust dated November 14, 2011 filed as Exhibit (a)(4) to Post-Effective Amendment No. 81 filed February 27, 2012 (Accession No. 0000940394-12-000161) and incorporated herein by reference.

	(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated effective __________, 2014 to be filed by Amendment.
(b)

Amended and Restated By-Laws of Eaton Vance Series Trust II adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 83 filed October 25, 2012 (Accession No. 0000940394-12-001047) and incorporated herein by reference.

(c)		Reference is made to Item 28(a) and 28(b) above.
(d)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Markets Fund (now Parametric Tax-Managed Emerging Markets Fund) dated October 20, 2003 filed as Exhibit (d) to Post-Effective Amendment No. 58 filed November 19, 2003 (Accession No. 000094-0394-001131) and incorporated herein by reference.

(e)	(1)

Amended and Restated Master Distribution Agreement effective as of ________, 2014  between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. to be filed by Amendment.

	(2)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(f)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)	(1)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

	(2)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(3)

Amendment Number 1 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

	(4)

Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(h)	(1)	(a)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 121 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

		(b)

Amendment dated January 1, 2014 to Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 159 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

	(2)

Sub-Transfer Agency Support Services Agreement effective January 1, 2014 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 159 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

	(3)

Amended and Restated Administrative Services Agreement between Eaton Vance Series Trust II (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012 filed as Exhibit (h)(3) to Post-Effective Amendment No. 87 filed October 28, 2013 (Accession No. 0000940394-13-001201) and incorporated herein by reference.

(i)			Opinion of Internal Counsel dated _______, 2014 to be filed by Amendment.
(m)	(1)	(a)

Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

		(b)

Amended Schedule A dated March 25, 2014 to Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 220 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed March 25, 2014 (Accession No. 0000940394-14-000526) and incorporated herein by reference.

	(2)

Master Distribution Plan for Class B shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(2) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

	(3)	(a)

Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

		(b)

Amended Schedule A dated August 28, 2013 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 209 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed August 28, 2013 (Accession No. 0000940394-13-001042) and incorporated herein by reference.

	(4)

Master Distribution Plan for Class R shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(4) to Post-Effective Amendment No. 204 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed May 30, 2013 (Accession No. 0000940394-13-000762) and incorporated herein by reference.

(n)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated _______, 2014 to be filed by Amendment.
(p)	(1)

Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds effective September 1, 2000, as revised December 1, 2013 filed as Exhibit (p)(1) to Post-Effective Amendment No. 156 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed December 23, 2013 (Accession No. 0000940394-13-001464) and incorporated herein by reference.

	(2)

Code of Ethics adopted by Parametric Portfolio Associates effective January 2, 2006 as revised April 1, 2013 filed as Exhibit (p)(3) to Post-Effective Amendment No. 208 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed August 16, 2013 (Accession No. 0000940394-13-000984) and incorporated herein by reference.

(q)

Power of Attorney for Eaton Vance Series Trust II and Boston Income Portfolio dated January 2, 2014 filed as Exhibit (q) to Post-Effective Amendment No. 89 filed February 26, 2014 (Accession No. 0000940394-14-000271) and incorporated herein by reference.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.  Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31.    Business and other Connections of Investment Advisers

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust Eaton Vance Investment Trust Eaton Vance Municipals Trust Eaton Vance Municipals Trust II Eaton Vance Mutual Funds Trust	Eaton Vance Series Fund, Inc. Eaton Vance Series Trust II Eaton Vance Special Investment Trust Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Eric Cooper	Vice President	None
Tyler Cortelezzi	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Roberto Crugnale	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Dachille	Vice President	None
Kevin Darrow	Vice President	None
Barry Deans	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None

Thomas E. Faust Jr.	Director	Trustee
Scott Firth	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Sheri Gilchrist	Vice President	None
Hugh S. Gilmartin	Vice President	None
Charles Glovsky	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Peter Hartman	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Elizabeth Johnson	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Vince Leon	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None

Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Matthew Navins	Vice President	None
Tyler Neenan	Vice President	None
Mark D. Nelson	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Greg Piaseckyj	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Jamie Smoller	Vice President	None

Ralph Studley	Vice President	None
Elaine Sullivan	Vice President	None
Chris Sunderland	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Collin Weir	Vice President	None
Scott Weisel	Vice President	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.   Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110 and Parametric Portfolio Associates LLC located at 1918 8th Avenue, Suite 3100, Seattle, WA 98101.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on March 31, 2014.

EATON VANCE SERIES TRUST II
By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 31, 2014.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

Valerie A. Mosley*	Trustee	Ralph F. Verni*	Trustee
Valerie A. Mosley		Ralph F. Verni

William H. Park*	Trustee
William H. Park

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

Boston Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Series Trust II (File No. 002-42722) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on March 31, 2014.

BOSTON INCOME PORTFOLIO
By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer, President

This Amendment to the Registration Statement on Form N-1A of Eaton Vance Series Trust II (File No. 002-42722) has been signed below by the following persons in the capacities indicated on March 31, 2014.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

Valerie A. Mosley*	Trustee	Ralph F. Verni*	Trustee
Valerie A. Mosley		Ralph F. Verni

William H. Park*	Trustee
William H. Park

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)